S-K 1605, De-SPAC Background and Terms	Apr. 29, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]

CGC is a special purpose acquisition company incorporated in the Cayman Islands on October 29, 2024, and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or other similar Business Combination with one or more businesses. The proposed Business Combination is the result of an extensive search for a potential transaction utilizing the global network and investing and operating experience of CGC’s management team and the CGC Board. The terms of the Business Combination are the result of extensive negotiations between CGC’s management team and representatives of Factorial, each in consultation with its advisors. The following is a brief description of the background of these negotiations, the Business Combination and related transactions.

Prior to the consummation of the IPO, CGC had not selected any specific business combination target and had not, nor had anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to an initial business combination with CGC.

On May 5, 2025, CGC consummated its IPO of 27,600,000 CGC Units at $10.00 per CGC Unit, which included the full exercise by the underwriters of their over-allotment option of 3,600,000 CGC Units. Each CGC Unit consists of one CGC Class A Share, and one-half of one redeemable warrant. Simultaneously with the closing of the IPO, CGC consummated the sale of an aggregate of 6,800,000 CGC Private Warrants, at a price of $1.00 per warrant, in a private placement to the Sponsor and Cantor, the representative of the underwriters of the IPO, generating gross proceeds of $6,800,000.

Following the completion of its IPO, at the direction of the CGC Board, CGC’s management and directors commenced a search for potential business combination targets, leveraging CGC’s and Sponsor’s network of company founders and executives, investment bankers, private equity firms and hedge funds and numerous other business relationships, as well as the prior experience and network of CGC’s management and directors. As part of the search process, they were also contacted by a number of individuals and entities with respect to business combination opportunities.

De-SPAC, Background, Transactions Description [Text Block]

On August 2, 2025, representatives of Cantor introduced Peter Yu to Factorial via email. Cantor did not identify Factorial as a potential target for or on behalf of CGC, but rather acted on behalf of Factorial in identifying potential SPAC partners. Following the introduction, Cantor was not formally engaged as financial advisor to either party and did not provide formal financial advisory services during the period from August 2025 through early November 2025. Although Cantor remained in contact with Factorial and understood that Factorial continued to consider formally engaging Cantor, its involvement during this period was limited and did not include participation in the negotiation of the letter of intent executed in early October 2025 or leading negotiations between the parties.

On August 5, 2025, Siyu Huang and Jason Duva from Factorial held an introductory meeting via teleconference with Peter Yu, Rafael de Luque, and Chris Moon (Investment Professional) from CGC.

On August 13, 2025, Siyu Huang from Factorial and Peter Yu from CGC met in person to discuss a potential business combination between CGC and Factorial.

On August 14, 2025, Peter Yu sent a preliminary proposal to Siyu Huang from Factorial outlining the proposed terms of a transaction. This proposal included a potential investment from an affiliate of CGC and the right for Sponsor to appoint an observer to the post-combination company’s board of directors, but did not specify a valuation for Factorial.

On August 18, August 22, and August 29, 2025, Siyu Huang from Factorial and Peter Yu from CGC held a series of telephonic discussions regarding the preliminary proposal and the potential transaction structure.

On August 30, 2025, Peter Yu from CGC sent a non-binding letter of intent and a related term sheet (the “LOI and Term Sheet”) to Siyu Huang and Jeffrey (“Jay”) Scuteri, VP, Finance, of Factorial. The initial draft LOI introduced CGC as well as Cartesian Growth Corporation II (“CGCII”); the Term Sheet provided for a $1.2 billion pre-money equity valuation of Factorial, additional earnout opportunity, as well as various financing conditions, and an exclusivity period with respect to certain transactions by Factorial.

On September 3, 2025, Siyu Huang and Joe Taylor from Factorial and Peter Yu from CGC met in person to further discuss the potential transaction.

On September 9 and September 16, 2025, Peter Yu from CGC and Jason Duva, Jay Scuteri, and Siyu Huang from Factorial held telephonic discussions to further discuss the potential transaction structure. Siyu Huang requested, and Peter Yu agreed, that CGC would work in good faith to align the deferred underwriting discount with a positive transaction. Jason Duva and Peter Yu discussed the costs associated with a potential merger and possible vendors for the required professional services.

On September 25, 2025, Siyu Huang from Factorial and Peter Yu from CGC held a follow-up discussion regarding the timeline for the transaction and the process for the LOI and Term Sheet.

On September 26 and September 30, 2025, Jason Duva from Factorial and Peter Yu from CGC exchanged revised drafts of the LOI and Term Sheet. Jason Duva explained Factorial’s strong preference to merge with CGC (rather than CGCII) based on the much larger size of the trust in CGC and the longer remaining time until CGC’s deadline for completion of an initial business combination. Peter Yu accepted this proposal and the revised LOI and Term Sheet reflected this decision. The revisions addressed a range of topics, including a dual-class voting structure, potential warrant exchange, various financing conditions, registration rights, and exclusivity restrictions. CGC suggested revisions to these topics, among others. Jason Duva and Peter Yu also agreed that the LOI and Term Sheet should provide for the secondment of two CGC affiliate professionals to support Factorial’s preparation for filing and potential listing.

On October 1, October 2, and October 3, 2025, Jason Duva from Factorial and Peter Yu and Paul Hong from CGC held several discussions to negotiate the terms of the LOI and Term Sheet. On October 3, 2025, Peter Yu from CGC sent a revised draft of the LOI and Term Sheet to Siyu Huang, Jason Duva and Jay Scuteri of Factorial, which addressed various financing conditions, exclusivity provision, the equity incentive plan pool, and the deferred underwriting discount, among other topics. On October 7, 2025, Peter Yu sent a revised draft of the LOI and Term Sheet to Siyu Huang, Jason Duva and Jay Scuteri of Factorial, further refining these and other matters.

On October 7 and October 8, 2025, Jason Duva from Factorial and Peter Yu from CGC finalized the terms of the LOI and Term Sheet, including with regard to exclusivity. The revised LOI and Term Sheet included a commitment from affiliates of CGC to invest approximately $21 million at or prior to the closing of the proposed business combination. CGC and Factorial executed the same on October 8, 2025. The LOI and Term Sheet were not binding except for provisions regarding confidentiality, exclusivity, governing law, expenses, and waiver of claims against the Trust Account.

On October 9, 2025, Jason Duva from Factorial forwarded to Peter Yu of CGC a consultant report regarding potential equity pool size and structure for Factorial.

On October 26, 2025, Peter Yu from CGC Siyu Huang from Factorial held discussions regarding select terms of the proposed business combination, including the determination of fully diluted shares outstanding and treatment of transaction expenses, and adjustments to the terms of the binding 30-day exclusivity period.

On October 29, 2025, Peter Yu from CGC presented revised discussion points regarding the transaction terms to Siyu Huang and Jason Duva from Factorial.

On October 30, October 31, and November 4, 2025, Peter Yu from CGC and Siyu Huang and Jason Duva from Factorial held a series of meetings to discuss and resolve select terms regarding valuation and financing conditions. In particular, the parties agreed in principle to simplify the valuation and structure by eliminating the variable or earn-out component and to adjust the exclusivity provision to accommodate ongoing discussions between Factorial and strategic partners.

On November 4, 2025, Factorial formally engaged Cantor as its financial advisor pursuant to a signed engagement letter. Following such engagement, Cantor provided financial advisory services to Factorial in connection with the proposed business combination, including assisting in the refinement of marketing materials, reviewing financial models, helping to develop prospective investor messaging, advising on the extension of Factorial’s exclusivity arrangements with CGC and providing general advice regarding the de-SPAC process.

In addition, given Cantor’s familiarity with both Factorial and CGC, including its role as underwriter in CGC’s initial public offering and its engagement as Factorial’s financial advisor, CGC determined to engage Cantor as placement agent in connection with the PIPE financing. From November 2, 2025 through December 17, 2025, CGC, Factorial and Cantor worked together in connection with the PIPE financing process, including conducting a “wall-cross” process with selected institutional investors introduced by Cantor and negotiating the terms of the PIPE investment with the ultimate PIPE investors. During this period, CGC, Factorial and Cantor also discussed the aggregate fees payable to Cantor in connection with its various roles in the transaction in order to avoid duplication of fees.

On November 12, November 13, and November 14, 2025, Peter Yu from CGC and Siyu Huang and Jason Duva from Factorial discussed a proposed amendment to the LOI and Term Sheet, and CGC and Factorial executed the amended LOI and Term Sheet on November 14, 2025, which included pre-merger equity valuation of $1.1 billion.

On November 18, 2025, Goodwin Procter LLP (“GP”), as counsel to Factorial circulated initial drafts of certain transaction documents, including the A&R Registration Rights Agreement, the PubCo Charter, and the PubCo Bylaws.

On December 2, 2025, Greenberg Traurig, LLP (“GT”), as counsel to CGC, circulated an initial draft of the Business Combination Agreement (containing, among other things, the one-time right for Sponsor to appoint an observer to the post-combination company’s board of directors at the Closing), together with initial drafts of the Sponsor Support Agreement and the Factorial Support Agreement to GP.

On December 3, 2025, GT circulated revised drafts of the A&R Registration Rights Agreement, PubCo Charter and PubCo Bylaws, reflecting minor comments and, in the case of the A&R Registration Rights Agreement, adding references to non-redemption holders, and, in the case of the PubCo Bylaws, adding provisions regarding the Company’s ability to appoint board observers.

On December 4, 2025, Peter Yu from CGC met with Joe Taylor, Siyu Huang, and Jason Duva from Factorial to discuss certain aspects of the proposed transaction.

On December 5, 2025, Mr. Yu and the Institutional Investor discussed the terms of a potential PIPE investment by email. Mr. Yu proposed that the Sponsor transfer a certain number of warrants to the PIPE investors in consideration of the PIPE investment. On December 7, 2025, Mr. Yu and the Institutional Investor further discussed the potential transfer of a number of Founder Shares (such shares, “Accommodation Shares”) to the PIPE investors upon the resale registration of PIPE shares acquired by the Institutional Investor.

On December 8, 2025, GP delivered revised drafts of the A&R Registration Rights Agreement, Sponsor Support Agreement, Factorial Support Agreement and PubCo Bylaws. GP’s revisions included, among other things, acknowledgements regarding existing sponsor transfer restrictions, voting obligations relating to the warrant amendment, customary representations by stockholders, and revisions to the PubCo Bylaws adding sponsor lock-up provisions.

On December 9, 2025, GP circulated initial drafts of the PubCo Incentive Plan and ESPP, and GT circulated revised PubCo Bylaws with minor clarifications regarding observer rights.

On December 10, 2025, GP delivered a revised draft of the Business Combination Agreement. GP’s revisions included, among other things, revising references to lock-up documents, updating representations and warranties to reflect required financial statements and interim covenant thresholds, and revising the treatment of rollover equity awards to address both vested and unvested options.

On December 11, 2025, GT circulated a revised draft of the Business Combination Agreement. GT’s revisions included, among other things, addition of a closing condition that no breach of the Investor Stock Purchase Agreements has occurred, revising PIPE-related provisions to reflect listing and disclosure considerations, and updating equity incentive plan provisions. GT also circulated revised drafts of the PubCo Incentive Plan and ESPP to address tax, ISS and structural matters.

On December 12, 2025, Peter Yu from CGC presented to Siyu Huang and Jason Duva from Factorial a proposal regarding “lock-up” restrictions on shares. Later that day, representatives from Cantor, advisor to Factorial, responded to this proposal. Also on December 12, 2025, GP delivered a further revised draft of the Business Combination Agreement. GP’s revisions included, among other things, updating share reservation provisions under the equity incentive plan. Also on December 12, 2025, GT delivered the first draft of the Institutional Investor Stock Purchase Agreement to the Institutional Investor, reflecting a per share purchase price equal to the Redemption Price and a transfer from the Sponsor of one Accommodation Share for every ten shares purchased by the Institutional Investor for its subscription, which Accommodation Shares would be transferred upon the effectiveness of the resale registration statement filed in connection with the PIPE Investment. The Institutional Investor has been an investor in transactions for which Cantor or its affiliates served as placement agent or underwriter (in the course of both entities’ ordinary course of business). Otherwise, other than the PIPE Investment and other similar investments, the Institutional Investor has no relationship with Cantor, Factorial, or CGC. In addition, none of Cantor, Factorial or CGC has any ownership interest in the Institutional Investor. None of CGC, Factorial or Cantor provided the Institutional Investor or the Sponsor Investor with any valuations or other material information about CGC, Factorial, or the Business Combination that have not been disclosed publicly.

On December 13, 2025, GT circulated a revised draft of the Business Combination Agreement revising the post-Closing board composition to provide for an initially classified board. Later that day, GP delivered comments requesting clarification of the board size, and GT circulated a revised draft incorporating those comments.

On December 14, 2025, GT circulated a further revised draft of the Business Combination Agreement reflecting the parties’ agreement to a seven-member classified board divided into three classes.

On December 15, 2025, GP delivered a revised draft of the Business Combination Agreement adding certain antitrust provisions and further conforming representations and warranties, and circulated revised drafts of the PubCo Charter and PubCo Bylaws, including new staggered lock-up provisions with early release mechanics tied to trading price conditions.

On December 16, 2025, GP delivered a further revised draft of the Business Combination Agreement addressing revisions to the non-redemption mechanics reflected in the Investor Stock Purchase Agreements.

Also on December 16, 2025, GT held discussions with the Institutional Investor regarding the per share purchase price of the Institutional Investor’s PIPE Investment, whereby the Institutional Investor requested a price of $10.00 per share. Later that day, following discussions among representatives of CGC, Factorial, GT and Goodwin, GT circulated an updated draft of the Institutional Investor Stock Purchase Agreement to the Institutional Investor, reflecting a $10.00 per share purchase price.

Between December 15 and December 17, 2025, the parties exchanged drafts of the CGC disclosure schedules and the Factorial disclosure schedules, with final versions confirmed on December 17, 2025. Additionally, the Institutional Investor requested that the Accommodation Shares be transferred at Closing rather than at the time of resale registration. On December 16 and 17, 2025, GT circulated updated drafts of the Institutional Investor Stock Purchase Agreement to the Institutional Investor, reflecting, in addition to minor cleanup adjustments, the delivery of the Accommodation Shares at Closing.

On December 16, 2025, the CGC Board approved the Business Combination and CGC’s entry into the Business Combination Agreement. The CGC Board did not rely on any financial or operational projections of Factorial in their analysis of the Business Combination Agreement and the Business Combination.

On December 17, 2025, following the discussions referenced above among CGC, Factorial and Cantor regarding Cantor’s engagement, and in consideration for Factorial agreeing to certain obligations in connection with the PIPE Financing by CGC such as the delivery of legal opinions and auditor comfort letters, CGC and Cantor entered into an engagement letter for Cantor’s services as placement agent for the PIPE Financing and the Fee Modification Agreement with CGC that reduced the deferred underwriting compensation payable to Cantor, with that modification based upon the amount of proceeds from the Trust Account not redeemed, and thus available to PubCo, at the Closing.

On December 17, 2025, GT circulated a draft of the Sponsor Stock Purchase Agreement, reflecting a per share purchase price equal to the Redemption Price and a transfer from the Sponsor of one Accommodation Share for every ten dollars paid by the Sponsor Investor for its subscription under the Sponsor Stock Purchase Agreement, which Accommodation Shares would be transferred at Closing.

On December 17, 2025, CGC, Factorial, and the other parties executed the Business Combination Agreement, Sponsor Support Agreement and Factorial Support Agreement, and CGC and the PIPE Investors executed the Investor Stock Purchase Agreements. The transactions were publicly announced prior to the market opening on December 18, 2025. Also on December 18, 2025, CGC filed the press release, the investor presentation, the Business Combination Agreement and related transaction agreements with the SEC as exhibits to a Current Report on Form 8-K.

On March 26, 2026, CGC, Factorial, and the other parties executed an amendment to each of the Business Combination Agreement and the Sponsor Support Agreement, reflecting, among other things, clarification of the transaction sequencing at the Closing, the treatment of Factorial’s convertible notes at the Closing, and removing content related to a contemplated warrant exchange. The parties mutually agreed that, based upon market conditions relating to warrant exchange transactions, the anticipated cost, and expenditure of management’s time and attention to such a warrant exchange outweigh the expected benefits thereof.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

The terms of the Business Combination Agreement are the result of extensive negotiations between the representatives of CGC and Factorial, each in consultation with its advisors, which occurred between August 5, 2025 and December 17, 2025.

CGC and Factorial pursued the PIPE Investment in order to provide additional capital to fund Factorial’s operations, research and development, and administration after the Business Combination is completed.

Concurrently with the execution of the Business Combination Agreement, on December 17, 2025, CGC entered into a Stock Purchase Agreement with an affiliate of the Sponsor and a Stock Purchase Agreement with a certain institutional investor. Pursuant to the Investor Stock Purchase Agreements, the Institutional Investor subscribed for 7,500,000 shares of PubCo Series A Common Stock at a subscription price of $10.00 per share, and the Sponsor Investor subscribed for 2,427,184 shares of PubCo Series A Common Stock (assuming a Redemption Price of $10.30 per share) at a subscription price equal to the Redemption Price. Pursuant to the Investor Stock Purchase Agreements, the Sponsor will transfer at the Closing (which transfer may be indirectly through forfeiture and reissuance) an aggregate of 750,000 shares of PubCo Series A Common Stock to the Institutional Investor and 250,000 shares of PubCo Series A Common Stock to the Sponsor Investor. The effective subscription prices are $9.09 per share and $9.34 per share for the Institutional Investor and the Sponsor Investor, respectively, assuming a Redemption Price of $10.30 per share and taking into account taking into account the transfer of an aggregate of 1,000,000 Founder Shares from the Sponsor. No existing Factorial Stockholders (other than investors who were existing CGC Shareholders) subscribed to the PIPE Investments, existing CGC Shareholders (other than investors who were existing Factorial Stockholders) or their affiliates subscribed for $25 million of the PIPE Investments, no investors who were both existing shareholders of CGC and Factorial subscribed for PIPE Investments, and investors who were neither existing Factorial Stockholders nor existing CGC Shareholders subscribed for $75 million of the PIPE Investments. Either PIPE Investor may satisfy the purchase obligations under its respective Investor Stock Purchase Agreement through the purchase of CGC Class A Shares on the open market, provided such PIPE Investor complies with the requirements of their Investor Stock Purchase Agreement or a separate Non-Redemption Agreement, as applicable, with respect to the treatment of such shares.

As contemplated by the Business Combination Agreement, the structure and timing of the Business Combination and PIPE Investment are consistent with common practice in initial business combination transactions consummated by special purpose acquisition companies. In addition, the timing for the consummation of the Business Combination provided for in the Business Combination Agreement and Investor Stock Purchase Agreements, which was effectively as soon as reasonably practicable following the execution of the Business Combination Agreement, was determined and agreed by the parties in light of general business considerations weighing in favor of consummating the transaction promptly and the deadline for CGC to complete an initial business combination pursuant to the CGC Articles.

De-SPAC, Brief Description [Text Block]

Prior to the consummation of the IPO, CGC had not selected any specific business combination target and had not, nor had anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to an initial business combination with CGC.

On May 5, 2025, CGC consummated its IPO of 27,600,000 CGC Units at $10.00 per CGC Unit, which included the full exercise by the underwriters of their over-allotment option of 3,600,000 CGC Units. Each CGC Unit consists of one CGC Class A Share, and one-half of one redeemable warrant. Simultaneously with the closing of the IPO, CGC consummated the sale of an aggregate of 6,800,000 CGC Private Warrants, at a price of $1.00 per warrant, in a private placement to the Sponsor and Cantor, the representative of the underwriters of the IPO, generating gross proceeds of $6,800,000.

Following the completion of its IPO, at the direction of the CGC Board, CGC’s management and directors commenced a search for potential business combination targets, leveraging CGC’s and Sponsor’s network of company founders and executives, investment bankers, private equity firms and hedge funds and numerous other business relationships, as well as the prior experience and network of CGC’s management and directors. As part of the search process, they were also contacted by a number of individuals and entities with respect to business combination opportunities.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]	Pursuant to the Business Combination Agreement, Public Shareholders who do not redeem their Public Shares will receive one share of PubCo Series A Common Stock for each CGC Class A Share held by them immediately prior to the Domestication. While CGC cannot be certain of the price such Public Shareholders paid for their Public Shares, assuming they purchased their Public Shares for $10.00 per share, which was the price of the CGC Class A Shares sold in CGC’s IPO, the effective purchase price paid per share of PubCo Series A Common Stock issued to each Public Shareholder at Closing would be $10.00. In connection with CGC’s IPO, the Initial Shareholders paid an aggregate of $25,000 for the Founder Shares, or approximately $0.004 per share. In connection with the Business Combination, an aggregate of 6,800,000 Founder Shares held by the Sponsor and an additional 100,000 Founder Shares held by DirectorCo will be voluntarily converted on a one-for-one basis into CGC Class A Shares immediately prior to the Domestication, which will then automatically convert at the Domestication Effective Time into an equal number of shares of PubCo Series A Common Stock, valued at approximately $10.30 per share, which is the assumed per share price used in the Business Combination pursuant to the Business Combination Agreement. The Factorial Stockholders will receive an estimated 90,588,810 shares of PubCo Common Stock in the Business Combination, which is equal to $933.1 million divided by approximately $10.30, the assumed Redemption Price for the Public Shares estimated using an assumed Closing Date of May 14, 2026; excluding an estimated 20,520,364 shares of PubCo Series A Common Stock issuable upon the exercise of PubCo Options and an estimated 5,203,069 shares of PubCo Series A Common Stock issuable upon the settlement of PubCo RSUs. The Institutional Investor subscribed for 7,500,000 shares of PubCo Series A Common Stock at a subscription price of $10.00 per share, and the Sponsor Investor subscribed for 2,427,184 shares of PubCo Series A Common Stock (assuming a Redemption Price of $10.30 per share) at a subscription price equal to the Redemption Price. Pursuant to the Investor Stock Purchase Agreements, the Sponsor will transfer at the Closing (which transfer may be indirectly through forfeiture and reissuance) an aggregate of 750,000 shares of PubCo Series A Common Stock to the Institutional Investor and 250,000 shares of PubCo Series A Common Stock to the Sponsor Investor. The effective subscription prices are $9.09 per share and $9.34 per share for the Institutional Investor and the Sponsor Investor, respectively, assuming a Redemption Price of $10.30 per share and taking into account the transfer of an aggregate of 1,000,000 Founder Shares from the Sponsor. As a result of the low price the Sponsor paid for the Founder Shares, the Sponsor may realize a positive rate of return on its investment in the Founder Shares even if the market price per share of PubCo Series A Common Stock is below $10.00 per share after Closing, in which case the Public Shareholders may experience a negative rate of return on their investment. Based on the closing price of $10.31 per CGC Class A Share on April 28, 2026, the Sponsor may receive potential profits of approximately $10.306 per Founder Share, and accordingly may make a substantial profit on its investment in the Founder Shares at a time when shares of PubCo Series A Common Stock may have lost significant value. On the other hand, if CGC liquidates without completing a business combination during the completion window, the Sponsor will lose its investment in CGC.
De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]

As detailed above, the prospectus for the IPO identified the general criteria and guidelines that CGC’s management team believed would be important in evaluating prospective target businesses, although in such prospectus CGC also indicated it may enter into a business combination with a target business that does not meet these criteria and guidelines. Factorial met a number of the criteria and guidelines that were identified in the IPO prospectus, and following due diligence conducted by CGC’s management and its advisors, and following detailed discussions with Factorial, CGC believed Factorial to be an attractive business combination target.

The CGC Board considered a wide variety of factors in connection with their evaluation of the Business Combination. In light of the complexity of those factors, the CGC Board, as a whole, did not consider it practicable to, nor did they attempt to, quantify or otherwise assign relative weights to the specific factors they took into account in reaching their decision. Rather, the CGC Board based their evaluation and recommendation of the Business Combination on the totality of the information presented to, and considered by, them. The CGC Board considered all of these factors as a whole and, on balance, concluded that they supported a favorable determination that the Business Combination Agreement and the Business Combination are in the best interests of CGC and its shareholders. The CGC Board evaluated the reasons described below with the assistance of CGC management and CGC’s outside advisors. Individual members of the CGC Board may have given different weight to different factors. This explanation of the reasons for the CGC Board’s approval of the Business Combination, and all other information presented in this section, is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

Before reaching their decision, the CGC Board was made aware of the results of the due diligence conducted by CGC’s management, which diligence included:

●	meetings with Factorial’s management team to understand and analyze Factorial’s business and prospects;
●	legal due diligence conducted by GT;
●	review of the proposed structure of the Business Combination and drafts of definitive documents.

The factors considered by the CGC Board included, but were not limited to, the following (which are not weighted or in any order of significance):

●	Compelling Data and Real World Validation. The CGC Board believes that Factorial’s product offering positions it to be a leading solid-state battery developer, with its products outperforming conventional batteries in gravimetric and volumetric energy in lab-based and real-world evaluation.
●	Market Opportunity. The CGC Board believes that Factorial has a large market opportunity, due to the existing EV market share of its current automotive OEM partners, and the various additional addressable markets, including defense and aviation, robotics, spacecraft, and energy storage.
●	Experienced Management Team. The CGC Board believes that Factorial has an experienced management team that is positioned to successfully lead the combined company.
●	PIPE Equity Commitment. The PIPE Investors have committed $100 million in the PIPE Financing, including $75 million from an unaffiliated Institutional Investor, which was viewed by the CGC Board as support from investors for the opportunities represented by the Business Combination.
●	Factorial Stockholders’ Retained Interest. The CGC Board believes that Factorial’s stockholders’ retention of a large stake in PubCo, with no sales of shares by them at Closing, shows support for Factorial.
●	Other Alternatives. The CGC Board believed, after a review of other business combination opportunities reasonably available to CGC, that the proposed Business Combination represents the best potential business combination for CGC based on its evaluation of Factorial and other potential acquisition targets.
●	Reasonableness of Consideration. Following a report of the due diligence of Factorial’s business conducted by CGC’s management and advisors, the CGC Board determined that the aggregate consideration to be paid in the Business Combination was reasonable.
●	Negotiated Transaction. The CGC Board considered the terms and conditions of the Business Combination Agreement and the related agreements and the transactions contemplated thereby, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the Business Combination and the termination provisions, as well as the strong commitment by both CGC and Factorial to complete the Business Combination.

In the course of its deliberations, the CGC Board considered a variety of uncertainties, risks and other challenges relevant to the Business Combination, including the below (which are not weighted or in any order of significance):

●	Technology Development Risk. The fact that Factorial’s solid-state battery technology has not yet been commercialized at scale. The CGC Board considered the technical complexity of developing next-generation battery technologies, the possibility that development timelines may be longer than anticipated, and the risk that the technology may not ultimately achieve the performance, safety, or cost targets necessary for successful commercialization.
●	Unproven Commercialization Model. The fact that Factorial has not yet generated revenue from commercial sales of its battery technology and its long-term business model remains dependent on the successful development, manufacturing, and commercialization of its products. The CGC Board considered that this differs from CGC’s stated acquisition criterion of targeting companies with proven business models and evaluated the extent to which Factorial’s strategic partnerships with automotive OEMs and technology validation efforts mitigate the risks associated with an early-stage company.
●	Manufacturing and Scaling Risk. The risks associated with Factorial’s ability to scale manufacturing of its battery technology, including the need to successfully design, engineer, build and operate manufacturing facilities or obtain third-party manufacturing capacity, and the possibility that Factorial may not achieve cost-effective production or economies of scale.
●	Capital Requirements and Financial Risk. The likelihood that Factorial will require significant additional capital to fund continued research and development, manufacturing scale-up and commercialization efforts, and the risk that such capital may not be available on acceptable terms, which could delay or prevent the execution of Factorial’s business plan.
●	Regulatory Risks. If Factorial is unable to comply with environmental and safety regulations, Factorial’s business will be materially harmed.
●	Benefits Not Achieved. The risk that the potential benefits of the Business Combination may not be fully achieved, or may not be achieved within a reasonable timeframe.
●	Liquidation of CGC. The risks and costs to CGC if the Business Combination is not completed, including the risk of diverting management focus and resources from other business combination opportunities, which could result in CGC being unable to effect a business combination by the end of the completion window, and force CGC to liquidate.
●	Exclusivity. The fact that the Business Combination Agreement includes a provision that generally restricts CGC from soliciting other business combination proposals, which limits CGC’s ability, so long as the Business Combination Agreement is in effect, to consider other potential business combinations. In addition, under the Business Combination Agreement, unless required by applicable law, the Board may not change or withdraw its recommendation to the CGC shareholders to vote in favor of the Business Combination Proposal and any other proposals required to consummate the transactions contemplated by the Business Combination Agreement that are submitted to, and require the vote of, the CGC shareholders.
●	Closing Conditions. The fact that completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within CGC’s control, including approval by CGC shareholders of the Business Combination and approval by Nasdaq of the initial listing application in connection with the Business Combination.
●	Litigation. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination.
●	External Risks. Economic downturns and political and market conditions beyond Factorial’s control could adversely affect its business, financial condition, results of operations and prospects.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination.
●	Interests of Certain Persons. The CGC Board was also aware that the Sponsor and CGC’s officers, and directors may have interests in the Business Combination that are in addition to, and that may be different from, the interests of unaffiliated CGC shareholders. For instance, the Sponsor will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders. Such interests are described in more detail under the caption “The Business Combination — Interests of the Sponsor, and CGC’s Directors and Officers in the Business Combination.” To mitigate these potential conflicts of interest, directors affiliated with the Sponsor and Cartesian recused themselves from voting to approve the Business Combination.
●	Public Shareholders Will Have a Minority Ownership Interest in PubCo. The fact that current Public Shareholders will experience immediate dilution as a consequence of the issuance of PubCo Series A Common Stock as consideration in the Business Combination and, as a result, such Public Shareholders will collectively own a minority interest in PubCo after the Closing. As redemptions increase, the overall percentage ownership and voting percentage held by the Factorial Stockholders and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by Public Shareholders, thereby increasing dilution to Public Shareholders. Having a minority ownership interest may reduce the influence that current Public Shareholders have on the management of PubCo. For more information, see “The Business Combination — Equity Ownership Upon Closing” and “Dilution.”
●	Absence of Possible Structural Protections for Minority Shareholders. The CGC Board took several steps to mitigate potential conflicts of interest, including by the recusal of any Cartesian-affiliated directors from the vote to approve the Business Combination Agreement and related transactions. However, other possible structural protections were not put in place. For example, the CGC Board did not obtain a fairness opinion, and the Business Combination does not require approval of a majority of unaffiliated security holders, and the CGC Board did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination.
●	Other Risks. Various other risks associated with the Business Combination, the business of CGC and the business of Factorial described under the section entitled “Risk Factors.”

The CGC Board concluded that the potential benefits that they expected CGC and its shareholders to achieve as a result of the Business Combination outweighed the potential negative factors associated with the Business Combination. Accordingly, the CGC Board, except the directors affiliated with Cartesian, which directors recused themselves from the vote, determined that the Business Combination Agreement and the Business Combination were in the best interests of CGC and its shareholders. The CGC Board did not rely on any financial or operational projections of Factorial in their analysis of the Business Combination Agreement and the Business Combination.

De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]	CGC was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more businesses. Following the completion of its IPO, at the direction of the CGC Board, CGC’s management and directors commenced a search for potential business combination targets, leveraging CGC’s and Sponsor’s network of company founders and executives, investment bankers, private equity firms and hedge funds and numerous other business relationships, as well as the prior experience and network of CGC’s management and directors. CGC conducted preliminary due diligence on, and, in some cases, entered into confidentiality agreements with, more than one dozen companies from May 2025 through December 2025, including Factorial.

The terms of the Business Combination Agreement are the result of extensive negotiations between the representatives of CGC and Factorial, each in consultation with its advisors, which occurred between August 5, 2025 and December 17, 2025.

CGC and Factorial pursued the PIPE Investment in order to provide additional capital to fund Factorial’s operations, research and development, and administration after the Business Combination is completed.

Concurrently with the execution of the Business Combination Agreement, on December 17, 2025, CGC entered into a Stock Purchase Agreement with an affiliate of the Sponsor and a Stock Purchase Agreement with a certain institutional investor. Pursuant to the Investor Stock Purchase Agreements, the Institutional Investor subscribed for 7,500,000 shares of PubCo Series A Common Stock at a subscription price of $10.00 per share, and the Sponsor Investor subscribed for 2,427,184 shares of PubCo Series A Common Stock (assuming a Redemption Price of $10.30 per share) at a subscription price equal to the Redemption

Price. Pursuant to the Investor Stock Purchase Agreements, the Sponsor will transfer at the Closing (which transfer may be indirectly through forfeiture and reissuance) an aggregate of 750,000 shares of PubCo Series A Common Stock to the Institutional Investor and 250,000 shares of PubCo Series A Common Stock to the Sponsor Investor. The effective subscription prices are $9.09 per share and $9.34 per share for the Institutional Investor and the Sponsor Investor, respectively, assuming a Redemption Price of $10.30 per share and taking into account the transfer of an aggregate of 1,000,000 Founder Shares from the Sponsor. No existing Factorial Stockholders (other than investors who were existing CGC Shareholders) subscribed to the PIPE Investments, existing CGC Shareholders (other than investors who were existing Factorial Stockholders) or their affiliates subscribed for $25 million of the PIPE Investments, no investors who were both existing shareholders of CGC and Factorial subscribed for PIPE Investments, and investors who were neither existing Factorial Stockholders nor existing CGC Shareholders subscribed for $75 million of the PIPE Investments. Either PIPE Investor may satisfy the purchase obligations under its respective Investor Stock Purchase Agreement through the purchase of CGC Class A Shares on the open market, provided such PIPE Investor complies with the requirements of their Investor Stock Purchase Agreement or a separate Non-Redemption Agreement, as applicable, with respect to the treatment of such shares.

As contemplated by the Business Combination Agreement, the structure and timing of the Business Combination and the PIPE Investment, are consistent with common practice in initial business combination transactions consummated by special purpose acquisition companies. In addition, the timing for the consummation of the Business Combination provided for in the Business Combination Agreement and Investor Stock Purchase Agreements, which was effectively as soon as reasonably practicable following the execution of the Business Combination Agreement, was determined and agreed by the parties in light of general business considerations weighing in favor of consummating the transaction promptly and the deadline for CGC to complete an initial business combination pursuant to the CGC Articles.

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

This section of the proxy statement/prospectus describes the material differences between the rights of CGC Shareholders and the rights of PubCo stockholders upon completion of the Domestication. CGC is an exempted company incorporated under the Cayman Companies Act. The rights of CGC Shareholders are currently governed by the Cayman Companies Act, Cayman Islands law generally and the CGC Articles. Upon completion of the Domestication, the rights of CGC Shareholders who become shareholders of domesticated PubCo will be governed by the DGCL and the PubCo Organizational Documents, as they will be in effect as of the Closing. The Cayman Companies Act and Cayman Islands law generally differ in some material respects from laws generally applicable to United States corporations and their stockholders. In addition, the existing organization documents of CGC differ in certain material respects from the PubCo Organizational Documents. As a result, when you become a stockholder of PubCo, your rights will differ in some regards as compared to when you were a shareholder of CGC.

Below are summary charts outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of CGC and PubCo according to applicable law and the organizational documents of CGC and PubCo. This section does not include a complete description of all differences between the rights of CGC Shareholders and PubCo stockholders following completion of the Domestication, nor does it include a complete description of the specific rights of these shareholders. Furthermore, the identification of some of the differences in the rights of these shareholders as material is not intended to indicate that other differences do not exist.

You are urged to read carefully the relevant provisions of the Cayman Companies Act and the DGCL and the Organizational Documents of each company. This summary is qualified in its entirety by reference to the full text of the CGC Articles and the PubCo Charter, attached to this proxy statement/prospectus as Annex I, and the PubCo Bylaws, attached to this proxy statement/prospectus as Annex J, as well as the Delaware corporate law and corporate laws of the Cayman Islands, including the Cayman Companies Act, to understand how these laws apply to CGC and PubCo.

Comparison of Shareholder Rights Under Applicable Corporate Law

	Delaware	Cayman Islands

Stockholder/Shareholder Approval of Business Combinations

Mergers that require a vote of stockholders require approval by a majority of all outstanding shares entitled to vote on the matter. Mergers in which the corporation’s certificate of incorporation is not amended, the corporation’s stock remains outstanding as an identical share of the surviving corporation, and any new securities issued in the merger do not exceed 20% of shares outstanding before the merger do not require approval of stockholders. Mergers that contemplate a qualifying holding company reorganization do not require approval of stockholders of the corporation that is the parent prior to the merger. Mergers in which the target is widely traded, the acquirer consummates a qualifying tender offer, and a sufficient number of target stockholders tender do not require approval of target stockholders. Mergers in which one corporation owns 90% or more of a second corporation may be completed without the vote of the second corporation’s board of directors or stockholders.

Under the Cayman Companies Act, certain fundamental changes such as a merger, consolidation or migration out of the Cayman Islands is required to be approved by a special resolution, and any other authorization as may be specified in the relevant articles of association.

In respect of a merger, parties holding certain security interests in the constituent companies must also consent. All mergers (other than parent/subsidiary mergers) require shareholder approval — there is no exception for smaller mergers. Where a bidder has acquired 90% or more of the shares in a Cayman Islands company, it can compel the acquisition of the shares of the remaining shareholders and thereby become the sole shareholder. A Cayman Islands company may also be acquired through a “scheme of arrangement” sanctioned by a Cayman Islands court and approved by 50%+1 in number and 75% in value of shareholders in attendance and voting at a shareholders’ meeting.

Stockholder/Shareholder Votes for Routine Matters

Approval of routine corporate matters other than director elections that are put to a stockholder vote require the affirmative vote of the majority of shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter. Director elections require a plurality vote.

Under Cayman Islands law and the CGC Articles, routine corporate matters may be approved by an ordinary resolution (being a resolution passed by a simple majority of the shareholders as being entitled to do so).

Appraisal Rights and Dissenters’ Rights

A stockholder of a publicly traded corporation has appraisal rights in connection with a merger unless the merger consideration is all stock in another publicly traded corporation or another exception applies.

Under certain circumstances, shareholders may dissent to a merger of a Cayman Islands company by following the procedure set out in the Cayman Companies Act. Shareholders that dissent from a Cayman Islands statutory merger are entitled to be paid the fair market value of their shares, which, if necessary, may ultimately be determined by the court.

	Delaware	Cayman Islands

Inspection of Books and Records	Any stockholder, upon written demand stating the purpose thereof, may inspect the corporation’s stock ledger and other books and records for a proper purpose during the usual hours for business.

Shareholders generally do not have any rights to inspect or obtain copies of the register of shareholders or other corporate records of a company. The directors may from time to time determine whether and to what extent and at what times and places and under what conditions or regulations the accounts and books of CGC or any of them will be open to the inspection of shareholders not being directors, and no shareholder (not being a director) will have any right of inspecting any account or book or document of CGC except as conferred by law or authorized by the directors or by ordinary resolution of CGC.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit by or in the right of the corporation subject to statutory pleading requirements.

CGC’s Cayman Islands counsel is not aware of any reported class action having been brought in a Cayman Islands court. Derivative actions have been brought in the Cayman Islands courts, and the Cayman Islands courts have confirmed the availability for such actions. In most cases, the company will be the proper plaintiff in any claim based on a breach of duty owed to it, and a claim against (for example) CGC management usually may not be brought by a shareholder. However, based on English authorities, which would in all likelihood be of persuasive authority and be applied by a court in the Cayman Islands, exceptions to the foregoing principle apply in circumstances in which:

●
a company is acting, or proposing to act, illegally or beyond the scope of its authority;
●
the act complained of, although not beyond the scope of the authority, could be effected if duly authorized by more than the number of votes which have actually been obtained; or
●
those who control the company are perpetrating a “fraud on the minority.”

A shareholder may have a direct right of action against CGC where the individual rights of that shareholder have been infringed or are about to be infringed.
	Delaware	Cayman Islands

Fiduciary Duties of Directors	Directors owe fiduciary duties of care and loyalty to the company and its stockholders.	Under Cayman Islands law, directors and officers owe the following fiduciary duties:

●
duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
●
duty to not improperly fetter the exercise of future discretion;
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duty to exercise authority for the purpose for which it is conferred;
●
duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
●
duty to exercise independent judgment.

In addition to fiduciary duties, directors owe a duty of care, diligence and skill. Such duties are owed to the company but may be owed directly to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation is generally permitted to indemnify its directors and officers acting in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation.

A Cayman Islands company generally may indemnify its directors or officers except with regard to fraud or willful default.
	Delaware	Cayman Islands

Under CGC’s Articles, every director and officer of CGC, together with every former director and former officer (each an “Indemnified Person”) shall be indemnified out of the assets of CGC against any liability, action, proceeding, claim, demand, costs, damages or expenses, including legal expenses, whatsoever which they or any of them may incur as a result of any act or failure to act in carrying out their functions other than such liability (if any) that they may incur by reason of their own actual fraud, willful neglect or willful default. No Indemnified Person shall be liable to CGC for any loss or damage incurred by CGC as a result (whether direct or indirect) of the carrying out of their functions unless that liability arises through the actual fraud, willful neglect or willful default of such Indemnified Person. No person shall be found to have committed actual fraud, willful neglect or willful default under the articles unless or until a court of competent jurisdiction shall have made a finding to that effect.

Limited Liability of Directors

Permits limiting or eliminating the monetary liability of a director to a corporation or its stockholders, except with regard to breaches of duty of loyalty, intentional misconduct, unlawful repurchases or dividends or improper personal benefit.

No directors will be liable to CGC for any loss or damage incurred by CGC as a result (whether direct or indirect) of the carrying out of their functions unless that liability arises through the actual fraud, willful default or willful neglect of such director, as determined by a court of competent jurisdiction.

Comparison of Shareholder Rights Under the Applicable Organizational Documents

When the Domestication is completed, the rights of stockholders will be governed by Delaware law, including the DGCL, rather than by the laws of the Cayman Islands. Certain differences exist between the DGCL and the Cayman Companies Act that will alter certain of the rights of shareholders and affect the powers of the CGC Board and management following the Domestication.

Shareholders should consider the following summary comparison of the laws of the Cayman Islands, on the one hand, and the DGCL, on the other. This comparison is not intended to be complete and is qualified in its entirety by reference to the DGCL and the Cayman Companies Act.

	Existing CGC Articles	PubCo Organizational Documents	Existing Factorial Organizational Documents

Authorized Shares	The CGC Articles authorize 200,000,000 Class A Ordinary Shares, 20,000,000 Class B Ordinary Shares and 1,000,000 preference shares. See paragraph 5 of the CGC Articles.

The PubCo Organizational Documents authorize 750,000,000 shares, consisting of 600,000,000 shares of PubCo Series A Common Stock, 50,000,000 shares of PubCo Series B Common Stock and 100,000,000 shares of preferred stock.

See Article IV of the PubCo Charter.

The Factorial Certificate of Incorporation authorizes (i) 31,500,000 shares of Factorial Common Stock and (ii) 20,045,397 shares of Factorial Preferred Stock.
Voting

The CGC Articles provide that holders of CGC Class A Shares and CGC Class B Shares will vote together as a single class on all matters submitted to the shareholders for their vote or approval, except as required by applicable law or provided by the CGC Articles, and that shareholders are entitled to one vote per share on all matters submitted to the shareholders for their vote or approval.

The holders of PubCo Series A Common Stock will be entitled to cast one vote per share and the holders of PubCo Series B Common Stock will be entitled to cast ten votes per share.

Except as otherwise required by law or the PubCo Charter, when a quorum is present at any meeting of stockholders, any matter before the meeting (other than an election of a director or directors) shall be decided by majority of the votes properly cast for and against such matter while election of directors are elected by a plurality of votes cast in such elections.

The Factorial Certificate of Incorporation provides that, on all matters submitted to the stockholders for their vote or approval, (i) holders of Factorial Common Stock are entitled to one vote for each share of Factorial Common Stock held at all meetings of stockholders and (ii) each holder of outstanding shares of Factorial Preferred Stock is entitled to the number of votes equal to the number of whole shares of Factorial Common Stock into which the applicable series of shares of Factorial Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter.

Additionally, the Factorial Certificate of Incorporation provides that holders of the Factorial Common Stock and Factorial Preferred Stock will vote together as a single class and on an as-converted to Factorial Common Stock basis on all matters submitted to the stockholders for

	Existing CGC Articles	PubCo Organizational Documents	Existing Factorial Organizational Documents

their vote or approval, except as required by applicable law or provided by Factorial Certificate of Incorporation.
Authorize the Company to Make Issuances of Preferred Stock Without Stockholder Consent

The existing CGC Articles authorize the issuance of 1,000,000 preference shares with such designations, rights and preferences as may be determined from time to time by our board of directors. Accordingly, the CGC Board is empowered under the existing CGC Articles, without shareholder approval, to issue preference shares with dividend, liquidation, redemption, voting or other rights which could adversely affect the voting power or other rights of the holders of Ordinary Shares.

See Article 3.1 of the CGC Articles.

The PubCo Organizational Documents authorize the PubCo Board to make issuances of all or any shares of preferred stock in one or more series, with such terms and conditions and at such future dates as may be expressly determined by the PubCo Board and as may be permitted by the DGCL.

See Article IV, subsection C of the PubCo Charter.

The Factorial Certificate of Incorporation authorizes the issuance of 20,045,397 shares of Factorial Preferred Stock and expressly designates six series of Factorial Preferred Stock (Series A-1, Series A-2, Series B-1, Series C-1, Series C-2 and Series D), together with their respective rights, preferences and privileges. Accordingly, the Factorial Board is empowered under the Factorial Certificate of Incorporation, without stockholder approval, to issue shares of any authorized series of Factorial Preferred Stock in accordance with the terms set forth in the Factorial Certificate of Incorporation, except as otherwise required by the DGCL or the Factorial Certificate of Incorporation’s customary protective provisions for private companies. Such protective provisions require the consent of the holders of Factorial Preferred Stock for various actions, including (i) liquidations, mergers, deemed liquidation events and SPAC transactions; (ii) adverse amendments to the Factorial Certificate of Incorporation or Factorial Bylaws; (iii) the creation of senior or pari passu securities or increases in the authorized number of Factorial Preferred Stock; (iv) reclassification of junior securities to senior or pari passu status; (v) redemptions, repurchases, dividends or distributions on capital stock, subject to limited exceptions; (vi) incurrence of indebtedness above specified thresholds; (vii) certain subsidiary issuances or asset transfers; (viii) changes in the size of the Board;

	Existing CGC Articles	PubCo Organizational Documents	Existing Factorial Organizational Documents

and (ix) entry into a new line of business.
Shareholder/Stockholder Written Consent in Lieu of a Meeting	The existing CGC Articles provide that resolutions may be passed by a vote in person, by proxy at a general meeting, or by unanimous written resolution. See Article 22 of the CGC Articles.

The PubCo Organizational Documents allow stockholders to vote in person or by proxy at a meeting of stockholders but prohibit the ability of stockholders to act by written consent in lieu of a meeting.

The Factorial Certificate of Incorporation provides that resolutions may be passed by a vote in person, by proxy at a general meeting, or by unanimous written resolution.
Classified Board

The existing CGC Articles provide that the CGC Board will be divided into three classes with only one class of directors being elected in each year and each class serving for a three-year term.

See Article 27.2 of the CGC Articles.

The PubCo Organizational Documents provide that the PubCo Board will be divided into three classes with only one class of directors being elected in each year and each class serving for a three-year term.

See Article VII of the PubCo Charter.

The Factorial Certificate of Incorporation does not provide for a classified board.
Corporate Name	The existing CGC Articles provide the name of the company is “Cartesian Growth Corporation III” See paragraph 1 of the CGC Articles.	The PubCo Organizational Documents will provide that the name of the PubCo will be “Factorial Holdings, Inc.” See Article I of the PubCo Charter.	The Factorial Certificate of Incorporation provide the name of the company is “Factorial Inc.”
Perpetual Existence

The existing CGC Articles provide that if we do not consummate a business combination (as defined in the CGC Articles) by May 5, 2027 CGC shall cease all operations except for the purposes of winding up and shall redeem the shares issued in the IPO and liquidate our Trust Account.

See Article 49.7 of the CGC Articles.

		PubCo’s existence will be perpetual pursuant to the default rule under the DGCL.	Factorial’s existence is perpetual pursuant to the default rule under the DGCL.
	Existing CGC Articles	PubCo Organizational Documents	Existing Factorial Organizational Documents

Takeovers by Interested Stockholders	The existing CGC Articles contain restrictions regarding takeovers by interested shareholders.

The PubCo Organizational Documents will provide certain restrictions regarding takeovers by interested stockholders.

See the description of such restrictions in the subsection titled “— Anti-Takeover Provisions” in the section titled “Description of PubCo Securities” below.

The Factorial Certificate of Incorporation contains restrictions regarding takeovers by interested stockholders.
Provisions Related to Status as Blank Check Company	The existing CGC Articles set forth various provisions related to our status as a blank check company prior to the consummation of a business combination. See Article 49 of the CGC Articles.

The PubCo Organizational Documents do not include such provisions related to our status as a blank check company, which no longer will apply upon the Closing, as we will cease to be a blank check company at such time.

The Factorial Certificate of Incorporation does not include such provisions related to status as a blank check company.

De-SPAC Transaction, Accounting Treatment [Text Block]

The Business Combination is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP as Factorial has been determined to be the accounting acquirer under all redemptions scenarios presented. Under this method of accounting, CGC, the legal acquirer, will be treated as the accounting acquiree for financial reporting purposes, and Factorial, the legal acquiree, will be treated as the accounting acquirer. Accordingly, the consolidated assets, liabilities, and results of operations of Factorial will become the historical financial statements of PubCo, and CGC’s assets, liabilities, and results operations will be consolidated with Factorial’s starting from the Closing Date. For accounting purposes, the financial statements of PubCo will represent a continuation of the financial statements of Factorial, with the Business Combination being treated as the equivalent of Factorial issuing stock for the net assets of CGC, accompanied by recapitalization. The net assets of CGC will be stated at historical carrying values, and no goodwill or other intangible assets will be recorded. Operations prior to the Business Combination will be presented as those of Factorial in future final reporting of PubCo.

Factorial was determined to be the accounting acquirer under all of the redemptions scenarios presented based on the evaluation of the following facts and circumstances:

●	Factorial is the larger entity based on the presence of substantive operations and employee base and will assume the ongoing operations of the PubCo;
●	Factorial Stockholders will have the greatest voting interest that ranges from 84% to 93% in PubCo under various redemptions scenarios;
●	Factorial’s existing stockholders will have the greatest ability to influence decisions regarding the election and removal of PubCo’s board of directors;
●	Factorial will hold a majority of PubCo’s board of directors;
●	Factorial’s operations prior to the acquisition will comprise the only ongoing operations of PubCo;
●	Factorial’s senior management will comprise the senior management of PubCo;
●	PubCo will assume Factorial’s name;
●	Factorial’s headquarters will become PubCo headquarters; and
●	CGC does not meet the definition of a business.

The final allocation of consideration payable to Factorial equity holders will be determined upon the completion of the Business Combination and related events and could differ materially from the four scenarios presented.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

The following discussion is a summary of the material U.S. federal income tax considerations (i) for U.S. Holders and non-U.S. Holders (each as defined below, and collectively, “Holders”) of CGC Class A Shares and CGC Public Warrants (each, a “CGC security”) of the Domestication and the Merger, (ii) for Holders of CGC Class A Shares that elect to have the PubCo Common Stock that they receive in connection with the Domestication redeemed for cash if the Business Combination is completed, (iii) for non-U.S. Holders relating to the ownership and disposition of PubCo Common Stock and PubCo Warrants (each, a “PubCo security”) after the Domestication, and (iv) for CGC of the Domestication and the Merger. This section applies only to Holders that hold their CGC securities or PubCo securities, as applicable, as “capital assets” for U.S. federal income tax purposes (generally, property held for investment).

This discussion, to the extent it sets forth legal conclusions with respect to matters of U.S. federal income tax law regarding the material U.S. federal income tax consequences of the Domestication or the Merger to CGC or Holders of CGC securities, constitutes the opinion of Greenberg Traurig, LLP, based on and subject to the assumptions, qualifications and limitations described herein and in the opinion included as Exhibit 8.1 hereto.

This discussion is limited to U.S. federal income tax considerations and does not address estate or any gift tax considerations or considerations arising under the tax laws of any state, local or non-U.S. jurisdiction. Additionally, this discussion does not describe all of the U.S. federal income tax consequences that may be relevant to you in light of your particular circumstances, including the alternative minimum tax, estate tax, the special accounting rules under Section 451(b) of the Code, the “Medicare” tax on certain investment income and the different consequences that may apply if you are subject to special rules under U.S. federal income tax law that apply to certain types of investors, such as:

●	the Sponsor, or any holders of CGC Class B Shares or CGC Private Warrants;
●	dealers or traders in securities that elect to use a mark-to-market method of accounting for their securities holdings;
●	tax-exempt organizations, qualified retirement plans, individual retirement accounts or other tax- deferred accounts;
●	qualified foreign pension funds and entities wholly owned by one or more qualified foreign pension funds;
●	banks or other financial institutions, underwriters, insurance companies, real estate investment trusts or regulated investment companies;
●	U.S. expatriates or former long-term residents of the United States;
●	persons that own (directly, indirectly, or by attribution) 5% or more (by vote or value) of the stock of CGC or PubCo (except to the limited extent provided below);
●	partnerships or other pass-through entities or arrangements for U.S. federal income tax purposes or beneficial owners of partnerships or other pass-through entities or arrangements;
●	persons holding CGC securities or PubCo securities as part of a straddle, hedging or conversion transaction, constructive sale, or other arrangement involving more than one position;
●	persons whose functional currency is not the U.S. dollar;
●	persons who purchase PubCo securities as part of the PIPE Financing;
●	persons that received CGC securities or will hold PubCo securities as compensation for services; or
●	“specified foreign corporations” (including “controlled foreign corporations”), “passive foreign investment companies” or corporations that accumulate earnings to avoid U.S. federal income tax.

If a partnership (including an entity or arrangement treated as a partnership for U.S. federal income tax purposes) or other pass-through entity holds CGC securities or PubCo securities, the tax treatment of a partner or other member in such partnership or other pass-through entity generally will depend upon the status of the partner or other member, the activities of the partnership or other pass-through entity and certain determinations made at the partner or member level. If you are a partner or member of a partnership or other pass-through entity holding CGC securities or PubCo securities, you are urged to consult your tax advisor regarding the tax consequences to you of a redemption, the Domestication, and/or the ownership and disposition of PubCo securities by the partnership or other pass-through entity.

This discussion is based on the Code, the regulations promulgated by the U.S. Treasury Department (“Treasury Regulations”), and judicial and administrative interpretations thereof, all as of the date hereof. All of the foregoing is subject to change, which change could apply retroactively and could affect the tax considerations described herein. CGC has not sought, and does not intend to seek, any rulings from the Internal Revenue Service (the “IRS”) as to any U.S. federal income tax considerations described herein. Accordingly, there can be no assurance that the IRS will not take positions inconsistent with the considerations discussed below or that any such positions would not be sustained by a court.

EACH HOLDER SHOULD CONSULT ITS TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES TO SUCH HOLDER OF THE TRANSACTION AND THE OWNERSHIP AND DISPOSITION OF HOLDCO SECURITIES, INCLUDING THE APPLICABILITY AND EFFECTS OF U.S. FEDERAL, STATE AND LOCAL AND NON-U.S. TAX LAWS.

U.S. Holders

This section applies to you if you are a U.S. Holder. For purposes of this discussion, a “U.S. Holder” is a beneficial owner of CGC securities or PubCo securities, as the case may be, that is, for U.S. federal income tax purposes:

●	an individual who is a U.S. citizen or resident of the United States;
●	a corporation (including an entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state thereof or the District of Columbia;
●	an estate the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source; or
●	a trust (A) the administration of which is subject to the primary supervision of a U.S. court and which has one or more U.S. persons (within the meaning of the Code) who have the authority to control all substantial decisions of the trust or (B) that has in effect a valid election under applicable Treasury Regulations to be treated as a U.S. person.

The Domestication

In General

The U.S. federal income tax consequences of the Domestication will depend primarily upon whether the Domestication qualifies as a “reorganization” within the meaning of Section 368 of the Code. Under Section 368(a)(1)(F) of the Code, a reorganization (an “F Reorganization”) is a “mere change in identity, form, or place of organization of one corporation, however effected.” Pursuant to the Domestication, CGC will change its jurisdiction of incorporation from the Cayman Islands to Delaware.

In the opinion of Greenberg Traurig, LLP, counsel to CGC, the Domestication should qualify as an F Reorganization, subject to the assumptions, qualifications and limitations described herein and in the opinion included as Exhibit 8.1 hereto. An opinion of counsel is not binding on the IRS or any court, and there can be no assurance that the IRS or any court will agree with this position. CGC has not requested a ruling from the IRS with respect to any aspect of the U.S. federal income tax treatment of the Domestication.

If the Domestication qualifies as an F Reorganization, U.S. Holders of CGC securities generally should not recognize taxable gain or loss on the Domestication for U.S. federal income tax purposes, except as provided below under the headings “Effects of Section 367” and “PFIC Considerations.” The aggregate adjusted tax basis of the PubCo securities received in the Domestication by a U.S. Holder should be equal to the adjusted tax basis of the CGC securities surrendered in exchange therefor, increased by any amount included in the income of such U.S. Holder as a result of Section 367 of the Code (as discussed below), and the holding period of the PubCo securities should include U.S. Holder’s holding period of the CGC securities surrendered in the Domestication in exchange therefor

If the Domestication does not qualify as an F Reorganization, it is not clear how the Domestication would be characterized for U.S. federal income tax purposes and what the resulting tax consequences would be. In such case, the tax consequences of the Domestication to U.S. Holders may depend, among other things, on whether the Domestication would otherwise qualify for tax-free treatment under Section 368 or Section 351 of the Code, and U.S. Holders might be required to recognize any gain realized on the exchange of CGC securities for PubCo securities, although possibly not any loss realized.

The remainder of this discussion assumes that the Domestication qualifies as an F Reorganization.

Effects of Section 367

Section 367 of the Code applies to certain transactions involving foreign (i.e., non-U.S.) corporations, including a domestication of a foreign corporation in an F Reorganization. Section 367 of the Code imposes U.S. federal income tax on certain U.S. persons in connection with transactions that would otherwise qualify as “reorganizations” within the meaning of Section 368 of the Code. Section 367(b) of the Code will apply to U.S. Holders on the date of the Domestication.

“U.S. Shareholders” of CGC

A U.S. Holder who, on the date of the Domestication beneficially owns (actually or constructively) 10% or more of the total combined voting power of all classes of CGC stock entitled to vote or 10% or more of the total value of all classes of CGC stock (a “U.S. Shareholder”) must include in income as a dividend the “all earnings and profits amount” attributable to the CGC stock it directly owns, within the meaning of Treasury Regulations under Section 367 of the Code. Complex attribution rules apply in determining whether a U.S. Holder is a U.S. Shareholder and all U.S. Holders are urged to consult their tax advisors with respect to the particular tax consequences applicable to them of these attribution rules.

A U.S. Shareholder’s “all earnings and profits amount” with respect to its CGC stock is the net positive earnings and profits of CGC attributable to such CGC stock (as determined under Treasury Regulations under Section 367 of the Code) but without regard to any gain that would be realized on a sale or exchange of such CGC stock. Treasury Regulations under Section 367 of the Code provide that the “all earnings and profits amount” attributable to a shareholder’s stock is determined according to the principles of Section 1248 of the Code. In general, Section 1248 of the Code and the Treasury Regulations thereunder provide that the amount of earnings and profits attributable to a block of stock (as defined in Treasury Regulations under Section 1248 of the Code) in a foreign corporation is the ratably allocated portion of the foreign corporation’s earnings and profits generated during the period the shareholder held the block of stock.

PubCo intends to provide on the investor relations section of its website information regarding CGC’s cumulative net earnings and profits through the date of the Domestication once the information is available.

U.S. Holders That Own Less Than 10 Percent of CGC Stock

A U.S. Holder who, on the date of the Domestication, beneficially owns (actually or constructively) CGC stock with a fair market value of $50,000 or more and is not a U.S. Shareholder will recognize gain (but not loss) with respect to its CGC stock in the Domestication or, in the alternative, may elect to recognize the “all earnings and profits amount” attributable to such holder’s CGC stock as described below.

Unless a U.S. Holder makes the “all earnings and profits” election as described below, such U.S. Holder must recognize gain (but not loss) in an amount equal to the excess of the fair market value of the New CGC stock received in the Domestication over the U.S. Holder’s adjusted tax basis in the CGC stock surrendered in exchange therefor.

In lieu of recognizing any gain as described in the preceding paragraph, a U.S. Holder may elect to include in income the “all earnings and profits amount” attributable to its CGC stock under Treasury Regulations under Section 367(b). This election must comply with applicable Treasury Regulations and must include, among other things:

(i)	a statement that the Domestication is a Section 367(b) exchange (within the meaning of the applicable Treasury Regulations);
(ii)	a complete description of the Domestication;
(iii)	a description of any stock, securities or other consideration transferred or received in the Domestication;
(iv)	a statement describing the amounts required to be taken into account for U.S. federal income tax purposes;
(v)	a statement that the U.S. Holder is making the election that includes (A) a copy of the information that the U.S. Holder received from CGC establishing and substantiating the U.S. Holder’s “all earnings and profits amount” with respect to the U.S. Holder’s CGC stock and (B) a representation that the U.S. Holder has notified CGC (or PubCo) that the U.S. Holder is making the election; and
(vi)	certain other information required to be furnished with the U.S. Holder’s tax return or otherwise furnished pursuant to the Code or the Treasury Regulations.

In addition, the election must be attached to the U.S. Holder’s timely filed U.S. federal income tax return for the year of the Domestication, and the U.S. Holder must send notice of making the election to CGC (or New CGC) Inc. no later than the date such tax return is filed. As mentioned above, PubCo intends to provide on the investor relations section of its website information regarding CGC’s cumulative net earnings and profits through the date of the Domestication once the information is available.

U.S. Holders That Own CGC Stock with a Fair Market Value of Less Than $50,000

A U.S. Holder who, on the date of the Domestication, beneficially owns (actually or constructively) CGC stock with a fair market value less than $50,000 and is not a U.S. Shareholder will not be required to recognize any gain or loss under Section 367 of the Code in connection with the Domestication and will not be required to include any part of the “all earnings and profits” amount in income.

ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH RESPECT TO THE EFFECT OF SECTION 367 OF THE CODE TO THEIR PARTICULAR CIRCUMSTANCES.

PFIC Considerations

In General

In addition to the discussion under the heading “Effects of Section 367” above, even if the Domestication qualifies as an F reorganization, the Domestication could be a taxable event to U.S. Holders under the passive foreign investment company, or PFIC, provisions of the Code.

A foreign corporation will be classified as a PFIC for U.S. federal income tax purposes if either (i) at least 75% of its gross income in a taxable year, including its pro rata share of the gross income of any corporation in which it is considered to own at least 25% of the shares by value, is passive income or (ii) at least 50% of its assets in a taxable year (generally determined based on fair hmarket value and averaged quarterly over the year) are held for the production of, or produce, passive income. Passive income generally includes dividends, interest, rents and royalties (other than rents or royalties derived from the active conduct of a trade or business) and gains from the disposition of passive assets. For purposes of these rules, cash generally is considered to be a passive asset.

The application of the PFIC rules to warrants is uncertain. The Code provides that, to the extent provided in Treasury Regulations, if any person has an option to acquire shares of a PFIC, the shares will be considered as owned by that person for purposes of the PFIC rules. Under proposed Treasury Regulations that have a retroactive effective date, an option to acquire shares of a PFIC is generally treated as ownership of those PFIC shares. The remainder of this discussion assumes that the PFIC rules will apply to CGC

Public Warrants if CGC were a PFIC. However, U.S. Holders should consult their tax advisers regarding the application of the PFIC rules to CGC Public Warrants prior to the finalization of the proposed Treasury Regulations.

If non-U.S. corporation is treated as a PFIC during a U.S. Holder’s holding period, it will, with respect to such U.S. Holder, always be treated as a PFIC, regardless of whether it satisfied either of the qualification tests in subsequent years, subject to certain exceptions (such as upon making a “deemed sale” election).

The adverse impact of the PFIC rules on a U.S. Holder that holds shares in a PFIC may generally be mitigated if the U.S. Holder makes a timely qualified electing fund (“QEF”) election or mark-to-market election for the PFIC’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) shares, or a QEF election along with an applicable purging election (each, a “PFIC Election”).

PFIC Status of CGC

Because CGC is a blank check company with no current active business (as determined for purposes of the PFIC rules), CGC believes that it has been a PFIC since its first taxable year and that it will be a PFIC for its current taxable year.

Application of the PFIC Rules to the Domestication

Section 1291(f) of the Code requires that, to the extent provided in Treasury Regulations, a U.S. person who disposes of stock of a PFIC recognizes gain notwithstanding any other provision of the Code. No final Treasury Regulations are currently in effect under Section 1291(f) of the Code. However, proposed Treasury Regulations under Section 1291(f) of the Code have been promulgated with a retroactive effective date. If finalized in their current form or if the IRS successfully asserts that Section 1291(f) of the Code is self- executing notwithstanding the absence of final or temporary Treasury Regulations, those proposed Treasury Regulations may require gain recognition to U.S. Holders of CGC securities upon the Domestication if (i) CGC were classified as a PFIC at any time during such U.S. Holder’s holding period in such CGC securities; and (ii) the U.S. Holder had not timely made a PFIC Election with respect to such CGC securities. Currently, however, a PFIC Election cannot be made with respect to CGC Public Warrants.

The tax on any such recognized gain would be imposed based on a complex set of computational rules designed to offset the tax deferral with respect to the undistributed earnings of CGC. Under these rules:

●	the U.S. Holder’s gain will be allocated ratably over the U.S. Holder’s holding period for such U.S. Holder’s CGC securities;
●	the amount of gain allocated to the U.S. Holder’s taxable year in which the U.S. Holder recognized the gain, or to the period in the U.S. Holder’s holding period before the first day of the first taxable year in which CGC was a PFIC, will be taxed as ordinary income;
●	the amount of gain allocated to other taxable years (or portions thereof) of the U.S. Holder and included in such U.S. Holder’s holding period would be taxed at the highest tax rate in effect for that year and applicable to the U.S. Holder; and
●	an additional tax equal to the interest charge generally applicable to underpayments of tax will be imposed on the U.S. Holder in respect of the tax attributable to each such other taxable year of such U.S. Holder.

Any “all earnings and profits amount” included in income by a U.S. Holder as a result of the Domestication (discussed under the heading “Effects of Section 367” above) would be treated as gain subject to these rules.

It is not possible to predict whether, in what form and with what effective date, final Treasury Regulations under Section 1291(f) of the Code may be adopted or how any such Treasury Regulations would apply. Therefore, U.S. Holders of CGC securities that have not made a timely PFIC Election may, pursuant to the proposed Treasury Regulations, be subject to taxation under the PFIC rules on the Domestication with respect to their CGC securities.

THE RULES DEALING WITH PFICS IN THE CONTEXT OF THE DOMESTICATION ARE VERY COMPLEX AND ARE IMPACTED BY VARIOUS FACTORS. ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS

CONCERNING THE CONSEQUENCES TO THEM OF THE PFIC RULES, AND WHETHER A QEF ELECTION, A MARK-TO-MARKET ELECTION OR ANY OTHER ELECTION IS AVAILABLE AND THE CONSEQUENCES TO THEM OF ANY SUCH ELECTION, AND THE IMPACT OF ANY PROPOSED OR FINAL PFIC TREASURY REGULATIONS.

PFIC Reporting Requirements

A U.S. Holder that owns (or is deemed to own) shares in a PFIC during any taxable year of the U.S. Holder generally is required to file an IRS Form 8621 with such U.S. Holder’s U.S. federal income tax return and provide such other information as the IRS may require. Failure to file IRS Form 8621 for each applicable taxable year may result in substantial penalties and result in the U.S. Holder’s taxable years being open to audit by the IRS until such forms are properly filed.

The Merger

The Merger will not result in any U.S. federal income tax consequences to U.S. Holders of CGC securities.

Tax Consequences of Exercising Redemption Rights

The U.S. federal income tax consequences to a U.S. Holder of CGC Class A Shares that exercises its redemption rights to receive cash in exchange for all or a portion of its CGC Class A Shares will depend on whether the redemption qualifies as a sale of CGC Class A Shares under Section 302 of the Code. Whether that redemption qualifies for sale treatment will depend largely on the total number of shares of CGC stock treated as held by the U.S. Holder (including any stock constructively owned by the U.S. Holder as a result of, among other things, owning warrants) relative to all outstanding shares of CGC stock both before and after the redemption. The redemption of stock generally will be treated as a sale of the stock (rather than as a corporate distribution) if the redemption is “substantially disproportionate” with respect to the U.S. Holder, results in a “complete termination” of the U.S. Holder’s interest in CGC or is “not essentially equivalent to a dividend” with respect to the U.S. Holder. These tests are explained more fully below.

In determining whether any of the foregoing tests are satisfied, a U.S. Holder takes into account not only CGC stock actually owned by the U.S. Holder, but also shares of CGC stock that are constructively owned by such U.S. Holder. A U.S. Holder may constructively own, in addition to stock owned directly, stock owned by certain related individuals and entities in which the U.S. Holder has an interest or that have an interest in such U.S. Holder, as well as any stock the U.S. Holder has a right to acquire by exercise of an option, which generally would include stock that could be acquired pursuant to the exercise of warrants.

In order to meet the substantially disproportionate test, the percentage of CGC’s outstanding voting stock actually and constructively owned by the U.S. Holder immediately following the redemption must, among other requirements, be less than 80% of the percentage of CGC’s outstanding voting stock actually and constructively owned by the U.S. Holder immediately before the redemption. Because, prior to the Business Combination, the CGC Class A Shares may not be considered voting stock, it is unclear whether this test could be satisfied by a U.S. Holder. There will be a complete termination of a U.S. Holder’s interest if either all the shares of CGC stock actually and constructively owned by the U.S. Holder are redeemed or all the shares of CGC stock actually owned by the U.S. Holder are redeemed and the U.S. Holder is eligible to waive, and effectively waives in accordance with specific rules, the attribution of stock owned by certain family members and the U.S. Holder does not constructively own any other CGC stock. The redemption of the CGC Class A Shares will not be essentially equivalent to a dividend if a U.S. Holder’s redemption results in a “meaningful reduction” of the U.S. Holder’s proportionate interest in CGC. Whether the redemption will result in a meaningful reduction in a U.S. Holder’s proportionate interest in CGC will depend on the particular facts and circumstances. However, the IRS has indicated in a published ruling that even a small reduction in the proportionate interest of a small minority stockholder in a publicly held corporation who exercises no control over corporate affairs may constitute such a “meaningful reduction.” A U.S. Holder should consult with its tax advisors as to the tax consequences of redemption of CGC Class A Shares.

If the redemption qualifies as a sale of stock by the U.S. Holder under Section 302 of the Code, the U.S. Holder generally will be required to recognize gain or loss in an amount equal to the difference, if any, between the amount of cash received and the tax basis of the CGC Class A Shares redeemed. Such gain or loss should be treated as capital gain or loss and generally would be long-term capital gain or loss if the U.S. Holder’s holding period for such CGC Class A Shares exceeds one year. It is unclear, however, whether the redemption rights of a U.S. Holder with respect to the CGC Class A Shares may suspend the running of the applicable holding period for this purpose. If the running of the holding period is suspended, then non-corporate U.S. Holders may not be able to satisfy the one year holding period requirement for long-term capital gain treatment, in which case any gain on a sale or taxable disposition of the CGC Class A Shares would be subject to short-term capital gain treatment. Net short-term capital gains generally are taxed at regular ordinary income tax rates. Long-term capital gains recognized by non-corporate U.S. Holders may be taxed at reduced rates. The deductibility of capital losses is subject to limitations.

If the redemption does not qualify as a sale of stock under Section 302 of the Code, then the U.S. Holder will be treated as receiving a corporate distribution. Such distribution generally will constitute a dividend for U.S. federal income tax purposes to the extent paid from CGC’s current or accumulated earnings and profits, as determined under U.S. federal income tax principles. Distributions in excess of current and accumulated earnings and profits will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder’s adjusted tax basis in such U.S. Holder’s CGC Class A Shares. Any remaining excess will be treated as gain realized on the sale or other disposition of the CGC Class A Shares. Special rules apply to dividends received by U.S. Holders that are taxable corporations. After the application of the foregoing rules, any remaining tax basis of the U.S. Holder in the redeemed CGC Class A Shares will be added to the U.S. Holder’s adjusted tax basis in its remaining stock, or, to the basis of stock constructively owned by such holder if the stock actually owned by the holder is completely redeemed.

Because the redemption of CGC Class A Shares held by U.S. Holders that exercise redemption rights will occur prior to the Domestication, U.S. Holders exercising redemption rights should not be subject to the potential tax consequences of Section 367(b) of the Code as a result of the Domestication but will be subject to the potential tax consequences of the PFIC rules discussed further above.

Non-U.S. Holders

This section applies to you if you are a non-U.S. Holder. For purposes of this discussion, a “non-U.S. Holder” is a beneficial owner of CGC securities or PubCo securities, as the case may be, that is, for U.S. federal income tax purposes:

●	a nonresident alien individual, other than certain former citizens and residents of the United States;
●	a foreign corporation; or
●	a foreign estate or trust estate the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source;

but generally does not include an individual who is present in the United States for 183 days or more in the taxable year of a disposition of CGC securities or PubCo securities. A holder that is such an individual should consult its tax advisor regarding the U.S. federal income tax consequences of the sale or other disposition of CGC securities or PubCo securities.

The Domestication

As described under “U.S. Holders — The Domestication” above, in the opinion of Greenberg Traurig, LLP, counsel to CGC, the Domestication should qualify as an F Reorganization, subject to the assumptions, qualifications and limitations described herein and in the opinion included as Exhibit 8.1 hereto. Based upon such qualification, the Domestication should not result in any U.S. federal income tax consequences to non-U.S. Holders of CGC securities.

The Merger

The Merger will not result in any U.S. federal income tax consequences to non-U.S. Holders of CGC securities.

Tax Consequences of Exercising Redemption Rights

The characterization for U.S. federal income tax purposes under Section 302 of the Code to a non-U.S. Holder of CGC Class A Shares that exercises its redemption rights to receive cash in exchange for all or a portion of its CGC Class A Shares will generally correspond to the U.S. federal income tax characterization of such a redemption by a U.S. Holder, as described under “U.S. Holders — Tax Consequences of Exercising Redemption Rights,” above.

If the redemption qualifies as a sale of stock by a non-U.S. Holder under Section 302 of the Code, such non-U.S. Holder generally will not be subject to U.S. federal income tax on any gain attributable to the sale unless such gain is effectively connected with the non-U.S. Holder’s conduct of a trade or business in the United States (and, if required by an applicable income tax treaty, is attributable to a permanent establishment or fixed base that such non-U.S. Holder maintains in the United States).

If the redemption does not qualify as a sale of stock under Section 302 of the Code, the non-U.S. Holder will be treated as receiving a corporate distribution from CGC, which distribution will constitute a dividend to the extent paid out of CGC’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Dividends paid or deemed paid to a non-U.S. Holder in connection with the redemption generally will not be subject to U.S. federal income tax, unless the dividends are effectively connected with the non-U.S. Holder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, are attributable to a permanent establishment or fixed base that such non-U.S. Holder maintains in the United States).

Ownership of PubCo Securities

Distributions on PubCo Common Stock

The gross amount of any distribution on PubCo Common Stock to a non-U.S. Holder will, to the extent paid out of PubCo’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles), constitute a dividend and will be subject to a U.S. federal withholding tax on the gross amount of the dividend at a rate of 30%, unless (i) such dividends are effectively connected with the non-U.S. Holder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, are attributable to a permanent establishment or fixed base maintained by the non-U.S. Holder in the United States), or (ii) such non-U.S. Holder is eligible for a reduced rate of withholding tax under an applicable income tax treaty and provides proper certification of its eligibility for such reduced rate (usually on an IRS Form W-8BEN or W-8BEN-E, as applicable). To the extent that the amount of the distribution exceeds PubCo’s current and accumulated earnings and profits (as determined under U.S. federal income tax principles), such excess amount will be treated first as a non-taxable return of capital to the extent of the non-U.S. Holder’s tax basis in its PubCo Common Stock, and thereafter as gain realized from the sale of PubCo Common Stock, the tax consequences of which would be the same as the consequences of recognizing gain on a sale or other disposition of PubCo Common Stock as described below under the heading “— Sale, Exchange, Redemption or Other Taxable Disposition of PubCo Securities.”

Dividends paid by PubCo to a non-U.S. Holder that are effectively connected with such non-U.S. Holder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, are attributable to a permanent establishment or fixed base maintained by the non-U.S. Holder in the United States) will generally not be subject to U.S. withholding tax, provided such non-U.S. Holder complies with certain certification and disclosure requirements (usually by providing an IRS Form W-8ECI). Instead, the effectively connected income will be subject to regular U.S. income tax as if the non-U.S. Holder were a U.S. resident, unless an applicable income tax treaty provides otherwise. A corporate non-U.S. Holder receiving effectively connected dividends may also be subject to an additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

Sale, Exchange, Redemption or Other Taxable Disposition of PubCo Securities

Subject to the discussion below under “Information Reporting and Backup Withholding” and “FATCA”, non-U.S. Holders generally will not be subject to U.S. federal income tax or withholding tax on any gain realized upon the sale, exchange, redemption or other taxable disposition of PubCo securities, unless either:

●	the gain is effectively connected with the conduct by the non-U.S. Holder of a trade or business within the United States (and, if required by an applicable income tax treaty, is attributable to a U.S. permanent establishment or fixed base maintained by the non-U.S. Holder); or
●	PubCo is or has been a “United States real property holding corporation” (“USRPHC”) for U.S. federal income tax purposes at any time during the shorter of the five-year period ending on the date of disposition or the non-U.S. Holder’s holding period for the applicable PubCo security, except, in the case where shares of the PubCo Common Stock are “regularly traded on an established securities market” (within the meaning of applicable U.S. Treasury regulations, referred to herein as “regularly traded”), (i) the non-U.S. Holder is disposing of PubCo Common Stock and has owned at all times, whether actually or based on the application of constructive ownership rules, 5% or less of the total shares of PubCo Common Stock outstanding within the shorter of the five-year period preceding such disposition of PubCo Common Stock or such non-U.S. Holder’s holding period for such PubCo Common Stock or (ii) the non-U.S. Holder is disposing of PubCo Warrants and has owned at all times, whether actually or based on the application of constructive ownership rules, 5% or less of the total fair market value of PubCo Warrants (provided PubCo Warrants are considered to be regularly traded) within the shorter of the five-year period preceding such disposition of such PubCo Warrants or such non-U.S. Holder’s holding period for such PubCo Warrants.

Gain described in the first bullet point above will be subject to U.S. federal income tax as if the non-U.S. Holder were a U.S. resident, unless an applicable income tax treaty provides otherwise. A corporate non-U.S. Holder may also be subject to an additional “branch profits tax” at a rate of 30% (or a lower treaty rate).

With respect to the second bullet point above, PubCo does not believe that it will be a USRPHC immediately after the Business Combination and does not anticipate becoming a USPRHC. However, because the determination of whether PubCo is a USRPHC depends on the fair market value of its “United States real property interests,” relative to the fair market value of its non-U.S. real property interests and other business assets, there can be no assurance PubCo will not become a USPRHC in the future. If, contrary to expectations, the second bullet point above applies to a non-U.S. Holder, gain recognized by such holder will be subject to U.S. federal income tax as if the non-U.S. Holder were a U.S. resident. In addition, the transferee in the sale, exchange, redemption or other taxable disposition may be required to withhold U.S. federal income tax at a rate of 15% of the amount realized upon such sale, exchange, redemption or other taxable disposition if such shares of New Egale Common Stock are not treated as “regularly traded on an established securities market.”

Possible Constructive Distributions

The terms of each PubCo Warrant may provide for an adjustment to the number of shares of PubCo Common Stock for which the PubCo Warrant may be exercised or to the exercise price of the PubCo Warrant in certain events. An adjustment that has the effect of preventing dilution generally is not taxable. A non-U.S. Holder of a PubCo Warrant would, however, be treated as receiving a constructive distribution from PubCo if, for example, the adjustment increases the holder’s proportionate interest in PubCo’s assets or earnings and profits (e.g., through an increase in the number of shares of PubCo Common Stock that would be obtained upon exercise of such warrant) as a result of a distribution of cash to the holders of the PubCo Common Stock that is taxable to the non-U.S. Holders of such shares as described under “— Distributions on PubCo Common Stock” above. Such constructive distribution would be subject to tax as described under that section in the same manner as if the non-U.S. Holder of such warrant received a cash distribution from PubCo equal to the fair market value of such increased interest.

CGC

The Domestication

The Domestication should be treated for U.S. federal income tax purposes as if CGC (a) transferred all of its assets and liabilities to PubCo in exchange for all of the outstanding stock and warrants of PubCo; and (b) then distributed such shares of stock and warrants of PubCo to the holders of CGC securities in liquidation of CGC. CGC should not recognize any gain or loss for U.S. federal income tax purposes as a result of the Domestication. The taxable year of CGC will be deemed to end on the date of the Domestication.

The Merger

The Merger should not give rise to a realization event for U.S. federal income tax purposes for CGC. As a result, CGC should not be subject to any material U.S. federal income tax consequences as a result of the Merger.

Information Reporting and Backup Withholding

Information reporting requirements may apply to cash received in redemption of PubCo Common Stock, dividends received or deemed received with respect to CGC securities or PubCo securities, and the proceeds received on the disposition of CGC securities or PubCo securities effected within the United States (and, in certain cases, outside the United States), in each case other than in the case of U.S. Holders that are exempt recipients (such as corporations). Backup withholding may apply to such amounts if the U.S.

Holder fails to provide an accurate taxpayer identification number (generally on an IRS Form W-9 provided to the paying agent) or is otherwise subject to backup withholding. U.S. Holders should consult their tax advisors regarding the application of the U.S. information reporting and backup withholding rules.

Information returns may be filed with the IRS in connection with, and non-U.S. Holders may be subject to backup withholding on amounts received in respect of their CGC securities or PubCo securities, in transactions effected in the United States or through certain U.S.-related financial intermediaries, unless the non-U.S. Holder furnishes to the applicable withholding agent the required certification as to its non-U.S. status, such as by providing a valid IRS Form W-8BEN, IRS Form W-8BEN-E or IRS Form W-8ECI, as applicable, or the non-U.S. Holder otherwise establishes an exemption.

Backup withholding is not an additional tax. Amounts withheld as backup withholding may be credited against the holder’s U.S. federal income tax liability, and a holder may obtain a refund of any excess amounts withheld under the backup withholding rules by timely filing the appropriate claim for a refund with the IRS and furnishing any required information.

FATCA

Sections 1471 to 1474 of the Code (commonly referred to as the Foreign Account Tax Compliance Act, or “FATCA”) impose a 30% withholding tax on payments of U.S.-source dividends (including amounts treated as dividends received pursuant to a redemption of stock or a constructive distribution), and subject to the discussion of certain proposed Treasury Regulations below, on the gross proceeds from a sale, exchange or other taxable disposition of stock (including a redemption treated as a sale), in each case if paid to “foreign financial institutions” (which is broadly defined for this purpose and generally includes investment vehicles) and certain other non-U.S. entities unless various U.S. information reporting and due diligence requirements (generally relating to ownership by U.S. persons of interests in or accounts with those entities) have been satisfied, or an exemption applies (typically certified as to by the delivery of a properly completed IRS Form W-8BEN-E). If FATCA withholding is imposed, certain non-U.S. Holders may be able to obtain a refund of any amounts withheld by filing a U.S. federal income tax return (which may entail significant administrative burden). Non-U.S. Holders located in jurisdictions that have an intergovernmental agreement with the United States governing FATCA may be subject to different rules. Non-U.S. Holders should consult their tax advisers regarding the possible implications of FATCA to the sale, exchange, or other taxable disposition of, or distribution (including constructive distribution) with respect to, the PubCo securities.

The IRS has released proposed Treasury Regulations that, if finalized in their present form, would eliminate the U.S. federal withholding tax of 30% applicable to the gross proceeds from the sale, exchange or other taxable disposition of stock (including a redemption treated as a sale). In its preamble to such proposed Treasury Regulations, the IRS stated that taxpayers may generally rely on the proposed Treasury Regulations until final Treasury Regulations are issued.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Holders of CGC Units must elect to separate their CGC Units into the underlying Public Shares and CGC Public Warrants prior to exercising their redemption rights with respect to the Public Shares. If holders of CGC Units hold their CGC Units in an account at a brokerage firm or bank, such holders must notify their broker or bank that they elect to separate their CGC Units into the underlying Public Shares and CGC Public Warrants, or if a holder holds CGC Units registered in its own name, the holder must contact Continental Stock Transfer & Trust Company, CGC’s transfer agent, directly and instruct it to do so. The redemption rights include the requirement that a holder must identify itself to CGC in order to validly exercise its redemption rights.

Holders of CGC Units do not need to separate their CGC Units into the underlying Public Shares and CGC Public Warrants prior to voting such underlying Public Shares at the EGM if they do not wish to exercise redemption rights.

Prior to exercising redemption rights, Public Shareholders should verify the market price of the CGC Class A Shares as they may receive higher proceeds from the sale of their Public Shares in the public market than from exercising their redemption rights if the market price per share is higher than the Redemption Price. CGC cannot assure shareholders that they will be able to sell their Public Shares in the open market, even if the market price per share is higher than the Redemption Price stated above, as there may not be sufficient liquidity in the CGC Class A Shares when Public Shareholders wish to sell their shares.

Any request for redemption, once made by a holder of Public Shares, may be withdrawn at any time up to the deadline for submitting redemption requests and thereafter, with CGC’s consent, until the Closing. If a holder delivers his, her or its Public Shares for redemption to Continental and later decides to withdraw such request prior to the deadline for submitting redemption requests, the holder may request that Continental return the shares (physically or electronically).

Any written demand of redemption rights must be received by Continental prior to the redemption deadline. No demand for redemption will be honored unless the holder’s Public Shares have been delivered (either physically or electronically) to Continental prior to the deadline for submitting redemption requests.

Notwithstanding the foregoing, a holder of Public Shares, together with any affiliate or any other person with whom he, she or it is acting in concert or as a partnership, syndicate or other group, will be restricted from seeking redemption with respect to more than 20% of the issued and outstanding Public Shares. Accordingly, all Public Shares in excess of 20% held by a shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will not be redeemed.

As set forth in more detail elsewhere in this proxy statement/prospectus, the Public Shareholders that do not elect to redeem their Public Shares will experience immediate dilution as a result of the Business Combination. The Public Shareholders currently own approximately 80% of the issued and outstanding CGC Ordinary Shares. Even if no Public Shareholders redeem their Public Shares in the Business Combination, and assuming no exercises of CGC Public Warrants, CGC Private Warrants or any options, the Public Shareholders’ ownership will decrease from approximately 80% of the CGC Ordinary Shares prior to the Business Combination to owning approximately 15% of the total outstanding PubCo Common Stock at the Closing. As redemptions increase, the overall percentage ownership held by the Sponsor and other CGC Insiders, Factorial Stockholders and the PIPE Investors will increase as compared to the overall percentage ownership and voting percentage held by Public Shareholders, thereby increasing dilution to Public Shareholders. See “Risk Factors — Risks Related to CGC and the Business Combination — The CGC Shareholders will experience immediate dilution as a consequence of the issuance of PubCo Series A Common Stock as consideration in the Business Combination. Having a minority share position may reduce the influence that CGC’s current shareholders have on the management of PubCo.”

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	CGC Shareholders do not have appraisal or dissenters’ rights in connection with the Business Combination under the Cayman Companies Act. However, CGC Shareholders are still entitled to exercise the rights of redemption as set out in the subsection entitled “Extraordinary General Meeting — Redemption Rights” and the CGC Board has determined that the redemption proceeds payable to CGC Shareholders who exercise such redemption rights represents the fair value of those CGC Ordinary Shares.